Income Taxes (Details) - Schedule of Deferred Tax Assets and Tax Liabilities - CNY (¥) ¥ in Thousands	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Deferred tax assets:
Net accumulated loss-carry forward	¥ 150,667	¥ 163,526
Allowance	861	238
Contract liabilities	60	172
Accruals	889	842
Fair Value Change	2,778	1,891
Less: Valuation allowance	(155,255)	(166,669)	¥ (177,247)	¥ (149,978)
Deferred tax liabilities:
Recognition of intangible assets arising from asset acquisition and business combination	¥ (3,234)	¥ (4,141)